Accounts Receivable	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Accounts Receivable
5.	ACCOUNTS RECEIVABLE
As of December 31, 2020 and 2019 the Company has accounts receivable of $439,910 and nil. The allowance for doubtful accounts were nil as of December 31, 2020 and 2019.